UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and defense (1.7%)

Huntington Ingalls Industries, Inc.	1,725	$184,834

Spirit AeroSystems Holdings, Inc. Class A(NON)	5,645	272,879

		457,713
Airlines (6.0%)

Alaska Air Group, Inc.	6,290	499,741

Allegiant Travel Co.	1,390	300,588

JetBlue Airways Corp.(NON)(S)	31,205	804,152

		1,604,481
Auto components (5.5%)

Autoliv, Inc. (Sweden)(S)	1,740	189,677

Cooper Tire & Rubber Co.	9,860	389,569

Dana Holding Corp.	17,870	283,776

Lear Corp.	3,615	393,240

Tenneco, Inc.(NON)	5,090	227,879

		1,484,141
Banks (3.8%)

Comerica, Inc.	7,220	296,742

OFG Bancorp (Puerto Rico)(S)	35,285	308,038

PacWest Bancorp	4,785	204,846

Popular, Inc. (Puerto Rico)(NON)	5,367	162,244

Wilshire Bancorp, Inc.	3,408	35,818

		1,007,688
Biotechnology (3.6%)

Emergent BioSolutions, Inc.(NON)	14,730	419,658

Myriad Genetics, Inc.(NON)	8,860	332,073

United Therapeutics Corp.(NON)	1,645	215,890

		967,621
Capital markets (5.5%)

AllianceBernstein Holding LP (Partnership shares)	11,645	309,757

GAMCO Investors, Inc. Class A	1,475	80,978

Lazard, Ltd. Class A	3,480	150,684

OM Asset Management PLC (United Kingdom)	12,935	199,458

Piper Jaffray Cos.(NON)	3,520	127,318

SEI Investments Co.	8,725	420,806

Waddell & Reed Financial, Inc. Class A	5,739	199,545

		1,488,546
Chemicals (1.2%)

Cabot Corp.	6,520	205,771

OM Group, Inc.	3,370	110,839

		316,610
Commercial services and supplies (1.6%)

ACCO Brands Corp.(NON)	33,880	239,532

Deluxe Corp.	3,455	192,582

		432,114
Communications equipment (5.2%)

ARRIS Group, Inc.(NON)	12,620	327,741

Brocade Communications Systems, Inc.	54,945	570,328

F5 Networks, Inc.(NON)	2,040	236,232

Polycom, Inc.(NON)	24,330	254,978

		1,389,279
Construction and engineering (0.8%)

EMCOR Group, Inc.	5,060	223,905

		223,905
Consumer finance (0.8%)

Nelnet, Inc. Class A	6,000	207,660

		207,660
Containers and packaging (1.4%)

Owens-Illinois, Inc.(NON)	4,945	102,460

Packaging Corp. of America	4,710	283,354

		385,814
Diversified consumer services (4.8%)

Apollo Education Group, Inc. Class A(NON)	13,350	147,651

DeVry Education Group, Inc.	6,665	181,355

H&R Block, Inc.(S)	9,118	330,072

Strayer Education, Inc.(NON)	11,570	636,003

		1,295,081
Electric utilities (1.0%)

Westar Energy, Inc.	7,235	278,113

		278,113
Electronic equipment, instruments, and components (4.2%)

Arrow Electronics, Inc.(NON)	3,620	200,114

Ingram Micro, Inc. Class A	10,425	283,976

Jabil Circuit, Inc.	5,990	133,996

ScanSource, Inc.(NON)	7,710	273,397

Tech Data Corp.(NON)	2,450	167,825

Vishay Intertechnology, Inc.	6,825	66,134

		1,125,442
Energy equipment and services (0.3%)

Helmerich & Payne, Inc.(S)	1,515	71,599

		71,599
Food products (1.1%)

Pilgrim's Pride Corp.(S)	7,060	146,707

Sanderson Farms, Inc.(S)	2,140	146,740

		293,447
Gas utilities (1.4%)

Atmos Energy Corp.	2,075	120,724

UGI Corp.	7,002	243,810

		364,534
Health-care equipment and supplies (3.2%)

Analogic Corp.	2,745	225,200

Greatbatch, Inc.(NON)	5,785	326,390

PhotoMedex, Inc.(NON)	980	510

ResMed, Inc.	6,100	310,856

		862,956
Health-care providers and services (6.8%)

Chemed Corp.	3,445	459,803

Hanger, Inc.(NON)	6,095	83,136

LHC Group, Inc.(NON)	3,420	153,113

Mednax, Inc.(NON)	4,420	339,412

Owens & Minor, Inc.	6,490	207,291

Patterson Cos., Inc.	7,310	316,158

Select Medical Holdings Corp.	26,290	283,669

		1,842,582
Health-care technology (0.3%)

Veeva Systems, Inc. Class A(NON)	3,575	83,691

		83,691
Hotels, restaurants, and leisure (1.3%)

Cheesecake Factory, Inc. (The)	5,127	276,653

International Game Technology PLC	4,165	63,849

		340,502
Household products (0.3%)

Energizer Holdings, Inc.	1,710	66,194

		66,194
Insurance (5.5%)

Assurant, Inc.	3,410	269,424

Genworth Financial, Inc. Class A(NON)	18,745	86,602

Horace Mann Educators Corp.	10,440	346,817

Torchmark Corp.	3,620	204,168

Validus Holdings, Ltd.	8,770	395,264

W.R. Berkley Corp.	3,365	182,955

		1,485,230
Internet software and services (0.8%)

IAC/InterActive Corp.	3,095	202,011

		202,011
IT Services (3.5%)

Booz Allen Hamilton Holding Corp.	7,690	201,555

CSG Systems International, Inc.	11,895	366,365

Mantech International Corp. Class A	9,485	243,765

Syntel, Inc.(NON)	2,950	133,665

		945,350
Machinery (5.5%)

AGCO Corp.(S)	2,570	119,839

Federal Signal Corp.	18,975	260,147

Hyster-Yale Materials Holdings, Inc.	1,765	102,070

Oshkosh Corp.	6,655	241,776

Terex Corp.	5,030	90,238

Valmont Industries, Inc.	2,670	253,355

Wabash National Corp.(NON)	14,030	148,578

WABCO Holdings, Inc.(NON)	2,495	261,551

		1,477,554
Metals and mining (0.3%)

Commercial Metals Co.	6,685	90,582

		90,582
Multi-utilities (0.7%)

Vectren Corp.	4,695	197,237

		197,237
Multiline retail (0.9%)

Dillards, Inc. Class A	2,735	239,012

		239,012
Paper and forest products (0.7%)

Domtar Corp. (Canada)(S)	5,280	188,760

		188,760
Personal products (0.7%)

Herbalife, Ltd.(NON)	3,235	176,308

		176,308
Pharmaceuticals (0.3%)

Lannett Co., Inc.(NON)(S)	2,260	93,835

		93,835
Professional services (2.6%)

ManpowerGroup, Inc.	1,270	104,000

Navigant Consulting, Inc.(NON)	17,790	283,038

Robert Half International, Inc.	1,785	91,321

RPX Corp.(NON)	15,670	214,992

		693,351
Real estate investment trusts (REITs) (0.6%)

Ryman Hospitality Properties	1,705	83,937

Xenia Hotels & Resorts, Inc.	4,560	79,618

		163,555
Real estate management and development (1.6%)

Jones Lang LaSalle, Inc.	2,990	429,872

		429,872
Road and rail (1.0%)

ArcBest Corp.	10,530	271,358

		271,358
Semiconductors and semiconductor equipment (3.6%)

Lam Research Corp.	5,676	370,813

Marvell Technology Group, Ltd.	12,730	115,207

Skyworks Solutions, Inc.	5,785	487,155

		973,175
Software (2.2%)

FactSet Research Systems, Inc.	3,770	602,484

		602,484
Specialty retail (5.6%)

Aaron's, Inc.	4,535	163,759

Ascena Retail Group, Inc.(NON)	4,362	60,675

Cato Corp. (The) Class A	3,222	109,645

DSW, Inc. Class A	6,580	166,540

Express, Inc.(NON)	5,360	95,783

GameStop Corp. Class A(S)	10,560	435,178

Hibbett Sports, Inc.(NON)	2,810	98,378

Michaels Cos., Inc. (The)(NON)	13,275	306,652

Zumiez, Inc.(NON)	5,240	81,901

		1,518,511
Technology hardware, storage, and peripherals (0.7%)

Lexmark International, Inc. Class A	6,475	187,646

		187,646
Textiles, apparel, and luxury goods (0.3%)

Deckers Outdoor Corp.(NON)	1,516	88,019

		88,019

Total common stocks (cost $23,673,744)		$26,613,563

SHORT-TERM INVESTMENTS (9.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	2,492,632	$2,492,632

Total short-term investments (cost $2,492,632)		$2,492,632

TOTAL INVESTMENTS

Total investments (cost $26,166,376)(b)		$29,106,195

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,920,029.
(b)	The aggregate identified cost on a tax basis is $26,218,327, resulting in gross unrealized appreciation and depreciation of $5,624,472 and $2,736,604, respectively, or net unrealized appreciation of $2,887,868.
(NON)	This security is non-income-producing.
Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$202,943	$3,212,859	$3,415,802	$258	$—
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,492,632, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,477,061. Certain of these securities were sold prior to the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,965,266	$—	$—
Consumer staples	535,949	—	—
Energy	71,599	—	—
Financials	4,782,551	—	—
Health care	3,850,685	—	—
Industrials	5,160,476	—	—
Information technology	5,425,387	—	—
Materials	981,766	—	—
Utilities	839,884	—	—
Total common stocks	26,613,563	—	—
Short-term investments	—	2,492,632	—

Totals by level	$26,613,563	$2,492,632	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015